Short-Term Debt And Liquidity (Tables)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Abstract]
Schedule Of Maximum Aggregate Amount Available On Credit Agreements
The maximum aggregate amount available to each borrower under each facility is shown in the following table (such amount being such borrower's "Borrowing Sublimit"):

	2012 Missouri Credit Agreement	2012 Illinois Credit Agreement
Ameren	$500	$300
Ameren Missouri	800	(a)
Ameren Illinois	(a)	$800

Borrowing Activity On Credit Agreements
The following table summarizes the borrowing activity and relevant interest rates under the 2010 Missouri Credit Agreement, which terminated on November 14, 2012, for the years ended December 31, 2012, and 2011 and excludes issued letters of credit. Ameren, Ameren Missouri and Ameren Illinois did not borrow under the 2012 Credit Agreements from November 14, 2012, through December 31, 2012.

2010 Missouri Credit Agreement ($800 million) (Terminated)	Ameren (Parent)	Ameren Missouri	Total
2012
Average daily borrowings outstanding during 2012(a)	$—	$1	$1
Outstanding credit facility borrowings at period end	—	—	—
Weighted-average interest rate during 2012(a)	—%	4.15%	4.15%
Peak credit facility borrowings during 2012(a)	$—	$50	$50
Peak interest rate during 2012	—%	4.15%	4.15%
2011
Average daily borrowings outstanding during 2011	$105	$—	$105
Outstanding credit facility borrowings at period end	—	—	—
Weighted-average interest rate during 2011	2.30%	—	2.30%
Peak credit facility borrowings during 2011	$340	$—	$340
Peak interest rate during 2011	4.30%	—	4.30%

(a)	Calculated through termination date.